Remeasurement of Acquisition Liabilities (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Liability recorded upon acquisition	$ (50,927)
Income	6,755
Interest expense	(1,857)
Balance at June 30, 2012	$ (46,029)